24. Benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Benefit Plans Tables Abstract
Benefit plans
	12.31.18	12.31.17
Non-current	385,098	477,765
Current	32,365	46,375
Total Benefit plans	417,463	524,140

Benefit payment obligations
	12.31.18	12.31.17
Benefit payment obligations at beginning	524,140	442,170
Current service cost	32,904	42,500
Interest cost	79,304	126,954
Actuarial losses	5,638	(22,219)
Result from exposure to inflation for the year	(169,169)	(8,692)
Benefits paid to participating employees	(55,354)	(56,573)
Benefit payment obligations at period end	417,463	524,140

Detail of the charge recognized in the Statement of Comprehensive Income
	12.31.18	12.31.17	12.31.16
Cost	32,904	42,500	46,320
Interest	79,304	126,954	163,431
Actuarial results - Other comprehensive loss	5,638	(22,219)	(15,555)
	117,846	147,235	194,196

Actuarial assumptions
	12.31.18	12.31.17
Discount rate	5%	5%
Salary increase	1%	1%
Inflation	31%	18%

Benefit plan sensitivity analysis
12.31.2018
Discount Rate: 4%
Obligation	459,651
Variation	42,188
10%

Discount Rate: 6%
Obligation	381,587
Variation	(35,876)
(9%)

Salary Increase : 0%
Obligation	379,992
Variation	(37,471)
(9%)

Salary Increase: 2%
Obligation	460,939
Variation	43,476
10%

Expected payments of benefits
	In 2019	In 2020	In 2021	In 2022	In 2023	Between 2022 to 2028
At December 31, 2018
Benefit payment obligations	32,365	6,221	6,207	6,450	2,059	11,128